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                                 GALAXY FUND II

                              MUNICIPAL BOND FUND

                        SUPPLEMENT DATED MAY 1, 1997 TO
                        PROSPECTUS DATED AUGUST 1, 1996

        THE FOLLOWING REPLACES THE THIRD FULL PARAGRAPH UNDER THE HEADING "MANAGEMENT OF THE FUND -- INVESTMENT ADVISER" ON PAGES 16 AND 17 OF THE
PROSPECTUS:

        The organizational arrangements of the Investment Adviser require that all investment decisions with respect to the Fund be made by the Investment Adviser's Tax-Exempt Investment Policy Committee, and no one person is responsible for making recommendations to that Committee.